25. EMPLOYEES BENEFITS PLANS (Details 9) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$) Number
Disclosure of defined benefit plans [line items]
2019	R$ 94.8
2020	38.9
2021	42.4
2022	38.9
2023	43.7
2024 to 2028	R$ 224.4
Weighted average duration - in years | Number	6.71
Medical plan [Member]
Disclosure of defined benefit plans [line items]
2019	R$ 6.5
2020	7.1
2021	7.7
2022	8.4
2023	9.1
2024 to 2028	R$ 58.7
Weighted average duration - in years | Number	14.00
F.G.T.S. Penalty [Member]
Disclosure of defined benefit plans [line items]
2019	R$ 64.9
2020	15.3
2021	17.0
2022	15.8
2023	18.5
2024 to 2028	R$ 81.6
Weighted average duration - in years | Number	3.78
Award for length of service [Member]
Disclosure of defined benefit plans [line items]
2019	R$ 10.6
2020	8.9
2021	8.9
2022	6.5
2023	7.2
2024 to 2028	R$ 34.4
Weighted average duration - in years | Number	4.26
OtherMember
Disclosure of defined benefit plans [line items]
2019	R$ 12.8
2020	7.6
2021	8.8
2022	8.2
2023	8.9
2024 to 2028	R$ 49.7
Weighted average duration - in years | Number	8.25